Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brown Capital Management Mutual Funds
Entity Central Index Key	0000869351
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
The Brown Capital Management International All Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International All Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brown Capital Management International All Company Fund, Institutional Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalallcompanyfundinst/
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	1.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Brown Capital Management International All Company Fund Institutional Class Shares (the "Fund") declined 5.19% for the fiscal year ended March 31, 2025, lagging the MSCI EAFE Index, which rose 5.41%. The bulk of the underperformance occurred in the March quarter as macroeconomic uncertainty, unpredictable U.S. tariffs and a rotation into international value stocks all weighed on our growth-oriented portfolio. We invest in what we call Exceptional Growth Companies (EGCs) that offer mission-critical products and services, saving their customers time, lives, money, and headaches, or providing exceptional value to consumers. Although geopolitical and macro risks remain fluid, our bottom-up review of our holdings shows limited direct tariff exposure—just 6% of total portfolio revenue. We believe our EGCs have the flexibility, pricing power and balance-sheet strength to navigate near-term volatility.

While market sentiment was turbulent, the fundamentals of our holdings remained strong. This year our EGCs again posted solid results, with the Fund’s median sales growth at 10.1% and median operating margin at 20.1%. Despite these fundamentals, several holdings, including ICON and Carl Zeiss Meditec, saw stock price declines amid industry-wide headwinds.

Top contributors included MonotaRO and SAP. MonotaRO delivered strong operating leverage and sales growth, while SAP benefited from accelerating cloud adoption and a robust base of recurring revenue.

We made two additions: Camtek, which serves the booming semiconductor inspection market, and Wise PLC, a disruptor in international money transfers. We also exited Ocado and Mobileye Global due to strategic execution concerns and rising competitive threats.

We remain confident in our EGCs and steadfast in our belief that fundamental performance will drive long-term shareholder returns. Thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Years	10 Years
Institutional Class	-5.19%	6.27%	3.83%
MSCI EAFE® Index	5.41%	12.31%	5.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 73,133,660
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 156,902
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$73,133,660
Number of Holdings	43
Total Advisory Fee Paid	$156,902
Annual Portfolio Turnover	56%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Givaudan SA	4.03%
CyberArk Software Ltd.	3.90%
MercadoLibre, Inc.	3.87%
The Descartes Systems Group, Inc.	3.79%
SAP SE	3.72%
Cochlear Ltd.	3.65%
REA Group Ltd.	3.49%
MonotaRO Co. Ltd.	3.28%
Shopify, Inc. Class A	3.23%
Flutter Entertainment plc	3.16%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25. 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25. 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management International All Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International All Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brown Capital Management International All Company Fund, Investor Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalallcompanyfundinv/
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.25%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Brown Capital Management International All Company Fund Investor Class Shares (the "Fund") declined 5.48% for the fiscal year ended March 31, 2025, lagging the MSCI EAFE Index, which rose 5.41%. The bulk of the underperformance occurred in the March quarter as macroeconomic uncertainty, unpredictable U.S. tariffs and a rotation into international value stocks all weighed on our growth-oriented portfolio. We invest in what we call Exceptional Growth Companies (EGCs) that offer mission-critical products and services, saving their customers time, lives, money, and headaches, or providing exceptional value to consumers. Although geopolitical and macro risks remain fluid, our bottom-up review of our holdings shows limited direct tariff exposure—just 6% of total portfolio revenue. We believe our EGCs have the flexibility, pricing power and balance-sheet strength to navigate near-term volatility.

While market sentiment was turbulent, the fundamentals of our holdings remained strong. This year our EGCs again posted solid results, with the Fund’s median sales growth at 10.1% and median operating margin at 20.1%. Despite these fundamentals, several holdings, including ICON and Carl Zeiss Meditec, saw stock price declines amid industry-wide headwinds.

Top contributors included MonotaRO and SAP. MonotaRO delivered strong operating leverage and sales growth, while SAP benefited from accelerating cloud adoption and a robust base of recurring revenue.

We made two additions: Camtek, which serves the booming semiconductor inspection market, and Wise PLC, a disruptor in international money transfers. We also exited Ocado and Mobileye Global due to strategic execution concerns and rising competitive threats.

We remain confident in our EGCs and steadfast in our belief that fundamental performance will drive long-term shareholder returns. Thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Years	10 Years
Investor Class	-5.48%	6.02%	3.58%
MSCI EAFE® Index	5.41%	12.31%	5.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 73,133,660
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 156,902
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$73,133,660
Number of Holdings	43
Total Advisory Fee Paid	$156,902
Annual Portfolio Turnover	56%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Givaudan SA	4.03%
CyberArk Software Ltd.	3.90%
MercadoLibre, Inc.	3.87%
The Descartes Systems Group, Inc.	3.79%
SAP SE	3.72%
Cochlear Ltd.	3.65%
REA Group Ltd.	3.49%
MonotaRO Co. Ltd.	3.28%
Shopify, Inc. Class A	3.23%
Flutter Entertainment plc	3.16%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management International Small Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International Small Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund, Institutional Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

In a volatile macro environment, the Brown Capital Management International Small Company Fund Institutional Class Shares (the "Fund") returned 1.98% for the fiscal year ended March 31, 2025 vs. 2.38% for the MSCI All Country World ex US Small Cap Index and 5.41% for the MSCI EAFE® Index. The March quarter was particularly challenging, as the Fund declined 4.93% amid heightened geopolitical tensions and tariff uncertainty.

Our focus remains on identifying Exceptional Growth Companies (EGCs)—firms with durable competitive advantages, strong business models and the potential to thrive through cycles, among other attributes. This year, markets stress-tested that conviction, especially for holdings like Evotec and YouGov. Evotec struggled following leadership changes and reduced guidance, while YouGov faced competitive pressure.

Conversely, Pro Medicus and VusionGroup stood out as top contributors. Pro Medicus saw U.S. revenue surge, signing its largest-ever deal, while VusionGroup’s stock price surged on rapid order growth and a full-scale U.S. rollout by Walmart.

We added three promising companies: Camtek, which supports the semiconductor supply chain; Dr. Lal Pathlabs, India’s leader in health diagnostic-testing centers; and Atoss Software, a workforce-management provider with high profitability and growth potential. We exited Esker following its acquisition.

While global economic uncertainty may persist, we believe the Fund is well positioned. Our EGCs are built not only to withstand volatility, but to drive long-term, sustainable growth. Thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

           Average Annual Total Return

	1 Year	5 Years	Since Inception
Institutional Class	1.98%	11.00%	10.54%
MSCI EAFE® Index	5.41%	12.31%	7.34%
MSCI All Country World ex US Small Cap Index	2.38%	12.34%	6.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 2,032,900,519
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 21,810,946
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$2,032,900,519
Number of Holdings	40
Total Advisory Fee Paid	$21,810,946
Annual Portfolio Turnover	10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
CyberArk Software Ltd.	5.55%
REA Group Ltd.	5.52%
VusionGroup	4.85%
Descartes Systems Group, Inc.	4.70%
Interparfums SA	4.30%
Ambu A/S	4.29%
Lectra	4.24%
Hemnet Group AB	4.18%
Kinaxis, Inc.	3.75%
Sectra AB	3.49%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management International Small Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management International Small Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brown Capital Management International Small Company Fund, Investor Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/internationalsmallcompanyfundinv/
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.31%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

In a volatile macro environment, the Brown Capital Management International Small Company Fund Investor Class Shares (the "Fund") returned 1.71% for the fiscal year ended March 31, 2025 vs. 2.38% for the MSCI All Country World ex US Small Cap Index and 5.41% for the MSCI EAFE® Index. The March quarter was particularly challenging, as the Fund declined 4.93% amid heightened geopolitical tensions and tariff uncertainty.

Our focus remains on identifying Exceptional Growth Companies (EGCs)—firms with durable competitive advantages, strong business models and the potential to thrive through cycles, among other attributes. This year, markets stress-tested that conviction, especially for holdings like Evotec and YouGov. Evotec struggled following leadership changes and reduced guidance, while YouGov faced competitive pressure.

Conversely, Pro Medicus and VusionGroup stood out as top contributors. Pro Medicus saw U.S. revenue surge, signing its largest-ever deal, while VusionGroup’s stock price surged on rapid order growth and a full-scale U.S. rollout by Walmart.

We added three promising companies: Camtek, which supports the semiconductor supply chain; Dr. Lal Pathlabs, India’s leader in health diagnostic-testing centers; and Atoss Software, a workforce-management provider with high profitability and growth potential. We exited Esker following its acquisition.

While global economic uncertainty may persist, we believe the Fund is well positioned. Our EGCs are built not only to withstand volatility, but to drive long-term, sustainable growth. Thank you for your continued support.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Years	Since Inception
Investor Class	1.71%	10.74%	10.27%
MSCI EAFE® Index	5.41%	12.31%	7.34%
MSCI All Country World ex US Small Cap Index	2.38%	12.34%	6.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 2,032,900,519
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 21,810,946
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$2,032,900,519
Number of Holdings	40
Total Advisory Fee Paid	$21,810,946
Annual Portfolio Turnover	10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
CyberArk Software Ltd.	5.55%
REA Group Ltd.	5.52%
VusionGroup	4.85%
Descartes Systems Group, Inc.	4.70%
Interparfums SA	4.30%
Ambu A/S	4.29%
Lectra	4.24%
Hemnet Group AB	4.18%
Kinaxis, Inc.	3.75%
Sectra AB	3.49%

Material Fund Change [Text Block]

How has the Fund Changed?

Portfolio Manager Changes

In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Expenses [Text Block]

Elimination of Redemption Fee

On July 25, 2024, the Board of Trustees approved the elimination of the 2.00% redemption fee with respect to the Fund's shares. Accordingly, the Fund no longer charges a 2.00% fee on Fund shares redeemed within 60 days of purchase.

Material Fund Change Adviser [Text Block]	Portfolio Manager Changes In August 2024, Kayode O. Aje, CFA, Kwame C. Webb, CFA and Edward J. Zane joined the Fund's Investment Team as Portfolio Managers.
The Brown Capital Management Small Company Fund (Institutional Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management Small Company Fund
Class Name	Institutional Class Shares
Trading Symbol	BCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brown Capital Management Small Company Fund, Institutional Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinst/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/smallcompanyfundinst/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	1.12%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Brown Capital Management Small Company Fund Institutional Class Shares (the "Fund") faced a challenging fiscal year, declining 8.52% versus a 4.86% drop in the Russell 2000® Growth Index and a 8.25% gain in the S&P 500 index. Nearly all the underperformance occurred in the March 2025 quarter, reflecting sharp sentiment swings more than changes in company fundamentals.

We believe our Exceptional Growth Company (EGC) approach—centered on concentrated, benchmark-agnostic, long-term investing—positions us to outperform over the long term but can amplify short-term volatility. Fiscal-year results were weighed down in part by macroeconomic headwinds, including the Trump administration’s unpredictable implementation of tariffs and DOGE-led federal-government downsizing. Budget cuts to the National Institutes of Health as well as the pre-existing difficult funding environment especially hurt our Medical/Health Care holdings in particular, which represent 30% of Fund assets and detracted 536 basis points. Those concerns pressured holdings like Repligen and Cryoport.

Despite the turbulence, bright spots included Guidewire Software and Tyler Technologies, which both benefited from strong cloud adoption and robust customer demand. We also added eight companies, each aligning with our philosophy of owning high-quality, long-duration growth businesses.

We remain confident in our EGCs and committed to our disciplined, long-term investment process. Thank you for your continued trust.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Years	10 Years
Institutional Class	-8.52%	2.39%	5.99%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Growth Index	-4.86%	10.77%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 834,165,257
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 14,885,238
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$834,165,257
Number of Holdings	42
Total Advisory Fee Paid	$14,885,238
Annual Portfolio Turnover	11%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Veeva Systems, Inc. Class A	5.67%
AppFolio, Inc.	5.11%
Guidewire Software, Inc.	5.04%
Vericel Corp.	4.87%
Tyler Technologies, Inc.	4.66%
Datadog, Inc. Class A	4.58%
Glaukos Corp.	4.38%
Manhattan Associates, Inc.	4.26%
Repligen Corp.	4.09%
Alarm.com Holdings, Inc.	3.65%

Material Fund Change [Text Block]	How has the Fund Changed? Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for the Fund.
Material Fund Change Adviser [Text Block]	Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for the Fund.
The Brown Capital Management Small Company Fund (Investor Shares)
Shareholder Report [Line Items]
Fund Name	The Brown Capital Management Small Company Fund
Class Name	Investor Class Shares
Trading Symbol	BCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brown Capital Management Small Company Fund, Investor Class Shares for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.browncapital.com/investmentstrategies/smallcompanyfundinv/. You can also contact us at (877) 892-4226.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 892-4226
Additional Information Website	www.browncapital.com/investmentstrategies/smallcompanyfundinv/
Expenses [Text Block]	What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.32%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund Perform?

The Brown Capital Management Small Company Fund Investor Class Shares (the "Fund") faced a challenging fiscal year, declining 8.70% versus a 4.86% drop in the Russell 2000® Growth Index and a 8.25% gain in the S&P 500 index. Nearly all the underperformance occurred in the March 2025 quarter, reflecting sharp sentiment swings more than changes in company fundamentals.

We believe our Exceptional Growth Company (EGC) approach—centered on concentrated, benchmark-agnostic, long-term investing—positions us to outperform over the long term but can amplify short-term volatility. Fiscal-year results were weighed down in part by macroeconomic headwinds, including the Trump administration’s unpredictable implementation of tariffs and DOGE-led federal-government downsizing. Budget cuts to the National Institutes of Health as well as the pre-existing difficult funding environment especially hurt our Medical/Health Care holdings in particular, which represent 30% of Fund assets and detracted 536 basis points. Those concerns pressured holdings like Repligen and Cryoport.

Despite the turbulence, bright spots included Guidewire Software and Tyler Technologies, which both benefited from strong cloud adoption and robust customer demand. We also added eight companies, each aligning with our philosophy of owning high-quality, long-duration growth businesses.

We remain confident in our EGCs and committed to our disciplined, long-term investment process. Thank you for your continued trust.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Years	10 Years
Investor Class	-8.70%	2.21%	5.78%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Growth Index	-4.86%	10.77%	6.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 834,165,257
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 14,885,238
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$834,165,257
Number of Holdings	42
Total Advisory Fee Paid	$14,885,238
Annual Portfolio Turnover	11%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Veeva Systems, Inc. Class A	5.67%
AppFolio, Inc.	5.11%
Guidewire Software, Inc.	5.04%
Vericel Corp.	4.87%
Tyler Technologies, Inc.	4.66%
Datadog, Inc. Class A	4.58%
Glaukos Corp.	4.38%
Manhattan Associates, Inc.	4.26%
Repligen Corp.	4.09%
Alarm.com Holdings, Inc.	3.65%

Material Fund Change [Text Block]	How has the Fund Changed? Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for the Fund.
Material Fund Change Adviser [Text Block]	Portfolio Manager Change Effective August 31, 2024, Mr. Andrew J. Fones no longer serves as part of the portfolio management team for the Fund.